Significant accounting policies (Policies)	6 Months Ended
Jun. 30, 2021
Significant accounting policies
New Standards and Interpretations Applicable for the Annual Period	New standards and interpretations applicable for the annual period beginning on January 1, 2021 did not have any impact on our condensed consolidated interim financial statements.